As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2015
(Unaudited)

Shares		Value
COMMON STOCKS - 74.93%
	ADVERTISING - 0.05%
46,000	Lamar Advertising Company Class A	$2,726,420
	AEROSPACE & DEFENSE - 3.67%
1,470,310	B/E Aerospace, Inc. (f)	93,541,122
2,952,140	Exelis, Inc.	71,943,652
735,155	KLX, Inc. (a)	28,332,874
		193,817,648
	AUTO PARTS & EQUIPMENT - 3.75%
1,891,981	TRW Automotive Holdings Corporation (a)	198,374,208
	AUTOMOBILE MANUFACTURERS - 2.20%
3,099,400	General Motors Company (f)	116,227,500
	BIOTECHNOLOGY - 1.07%
220,794	Pharmacyclics, Inc. (a)	56,512,224
	BROADCASTING - 1.23%
1,075,537	CBS Corporation Class B (f)	65,209,808
	CABLE & SATELLITE TV - 10.89%
2,009,864	DIRECTV (a)	171,039,426
1,557,782	DISH Network Corporation Class A (a)(f)	109,138,207
531,148	Liberty Global plc Series C (a)(b)	26,456,482
19,158,437	Sirius XM Holdings, Inc. (a)(f)	73,185,229
1,307,605	Time Warner Cable, Inc.	195,983,837
		575,803,181
	CASINOS & GAMING - 1.29%
2,712,604	International Game Technology plc (a)(f)	47,226,436
1,001,500	MGM Resorts International (a)(f)	21,061,545
		68,287,981
	COMMUNICATIONS EQUIPMENT - 0.21%
543,190	Riverbed Technology, Inc. (a)	11,358,103
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 1.38%
3,372,700	The Manitowoc Company, Inc. (f)	72,715,412
	DATA PROCESSING & OUTSOURCED SERVICES - 0.97%
785,600	Computer Sciences Corporation (f)	51,283,968
	DIVERSIFIED BANKS - 0.20%
394,152	Square 1 Financial, Inc., Class A (a)	10,551,449
	DIVERSIFIED CHEMICALS - 5.98%
2,577,200	The Dow Chemical Company (f)	123,654,056
1,133,900	E.I. Du Pont de Nemours & Company (f)	81,039,833
5,014,793	Huntsman Corporation (f)	111,177,961
		315,871,850
	DIVERSIFIED METALS & MINING - 0.16%
241,080	RTI International Metals, Inc. (a)	8,657,183
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.19%
1,066,277	Polypore International, Inc. (a)	62,803,715
	GENERAL MERCHANDISE STORES - 3.03%
2,018,406	Family Dollar Stores, Inc.	159,938,491
	HEALTH CARE TECHNOLOGY - 1.10%
977,022	Catamaran Corporation (a)(b)(f)	58,171,890
	HOUSEHOLD PRODUCTS - 0.20%
128,900	The Procter & Gamble Company	10,562,066
	INDUSTRIAL CONGLOMERATES - 0.24%
925,434	Hutchison Whampoa Ltd. (b)(g)	12,844,214
	INDUSTRIAL MACHINERY - 0.20%
249,500	The Timken Company	10,513,930
	INTEGRATED OIL & GAS - 0.73%
23,800	BP plc - ADR	930,818
515,041	Occidental Petroleum Corporation (f)	37,597,993
		38,528,811
	INTERNET RETAIL - 0.08%
351,400	Orbitz Worldwide, Inc. (a)	4,097,324
	INTERNET SOFTWARE & SERVICES - 2.81%
976,500	eBay, Inc. (a)(f)	56,324,520
61,700	Equinix, Inc. (f)	14,366,845
1,755,000	Yahoo!, Inc. (a)(f)	77,983,425
		148,674,790
	LEISURE FACILITIES - 1.15%
856,014	LIFE TIME FITNESS, Inc. (a)(f)	60,742,753
	MOVIES & ENTERTAINMENT - 0.02%
203,819	SFX Entertainment, Inc. (a)	833,620
	MULTI-LINE INSURANCE - 3.08%
2,967,687	American International Group, Inc. (f)	162,599,571
	OIL & GAS DRILLING - 0.20%
746,277	Noble Corporation plc (b)	10,656,836

	OIL & GAS EQUIPMENT & SERVICES - 1.23%
515,665	Baker Hughes, Inc. (f)	32,785,981
401,483	Dresser-Rand Group, Inc. (a)	32,259,159
		65,045,140
	OIL & GAS EXPLORATION & PRODUCTION - 3.06%
1,137,900	Anadarko Petroleum Corporation (f)	94,229,499
8,782,434	Talisman Energy, Inc. (b)	67,449,093
		161,678,592
	PACKAGED FOODS & MEATS - 0.88%
532,900	Kraft Foods Group, Inc. (f)	46,423,584
	PAPER PACKAGING - 0.56%
483,007	MeadWestvaco Corporation	24,087,559
68,000	Packaging Corporation of America	5,316,920
		29,404,479
	PAPER PRODUCTS - 2.22%
2,111,100	International Paper Company (f)	117,144,939
	PHARMACEUTICALS - 4.76%
1,587,990	Hospira, Inc. (a)	139,489,042
2,421,169	Pfizer, Inc. (f)	84,232,470
31,836	Salix Pharmaceuticals Ltd. (a)	5,501,579
478,600	Zoetis, Inc. (f)	22,154,394
		251,377,485
	REITS - 3.16%
2,412,023	Equity Commonwealth (a)	64,039,211
2,859,700	NorthStar Realty Finance Corporation (f)	51,817,764
1,808,861	Starwood Property Trust, Inc.	43,955,322
288,499	Starwood Waypoint Residential Trust	7,457,699
		167,269,996
	RESTAURANTS - 0.55%
300,000	McDonald's Corporation (f)	29,232,000
	SEMICONDUCTOR EQUIPMENT - 1.97%
5,998,631	Tokyo Electron Ltd. - ADR	104,196,220
	SPECIALTY CHEMICALS - 3.16%
785,913	Sigma-Aldrich Corporation (e)	108,652,472
588,200	W.R. Grace & Company (a)	58,155,334
		166,807,806
	SPECIALTY STORES - 0.43%
1,403,000	Staples, Inc. (f)	22,847,855
	THRIFTS & MORTGAGE FINANCE - 1.97%
172,040	Beneficial Mutual Bancorp, Inc. (a)(g)	1,942,332
9,751,749	Hudson City Bancorp, Inc.	102,198,330
		104,140,662
	TOBACCO - 0.01%
10,900	Lorillard, Inc.	712,315
	TRADING COMPANIES & DISTRIBUTORS - 0.01%
15,831	Veritiv Corporation (a)	698,622
	TRUCKING - 1.78%
4,329,377	Hertz Global Holdings, Inc. (a)(f)	93,860,893
	WIRELESS TELECOMMUNICATION SERVICES - 2.10%
2,527,300	T-Mobile U.S., Inc. (a)(f)	80,090,137
945,225	Vodafone Group plc - ADR (f)	30,889,953
		110,980,090
	TOTAL COMMON STOCKS
	(Cost $3,849,774,683)	3,960,185,624

CONTINGENT VALUE RIGHTS - 0.02%
1,713,496	Casa Ley, S.A. de C.V. (a)(d)(l)	813,910
77,699	Leap Wireless International, Inc. (a)(d)(l)	283,601
1,713,496	Property Development Centers LLC (a)(d)(l)	85,675
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	1,183,186

Principal Amount
CORPORATE BONDS - 1.90%
	Dresser-Rand Group, Inc.
$945,000	6.500%, 5/1/2021	999,337
	Energy Future Intermediate Holding Company LLC
11,394,393	11.750%, 3/1/2022 (Acquired 10/6/14 through 10/7/14, cost $13,445,384) (i)(j)	12,533,832
	Freescale Semiconductor, Inc.
22,121,000	10.750%, 8/1/2020	24,111,890
	KCG Holdings, Inc.
4,979,000	8.250%, 6/15/2018 (Acquired 1/14/15, cost $5,100,848) (h)(i)	5,265,293
	The Manitowoc Company, Inc.
15,081,000	5.875%, 10/15/2022	16,287,480
	Pinnacle Entertainment, Inc.
38,907,000	7.500%, 4/15/2021	41,241,420
	TOTAL CORPORATE BONDS
	(Cost $101,315,291)	100,439,252

MUNICIPAL BONDS - 0.12%
	Louisiana Public Facilities
5,984,000	9.750%, 8/1/2015	5,981,846
	TOTAL MUNICIPAL BONDS
	(Cost $5,984,000)	5,981,846

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.46%
	American International Group, Inc.
462	Expiration: May 2015, Exercise Price: $47.00	5,775
1,054	Expiration: May 2015, Exercise Price: $50.00	28,458
22,467	Expiration: May 2015, Exercise Price: $52.50	1,437,888
	Anadarko Petroleum Corporation
9,103	Expiration: May 2015, Exercise Price: $70.00	391,429

	B/E Aerospace, Inc.
11,762	Expiration: April 2015, Exercise Price: $70.00	147,025
	Baker Hughes, Inc.
619	Expiration: April 2015, Exercise Price: $45.00	5,880
	Bayer AG
1,685	Expiration: April 2015, Exercise Price: EUR 115.00 (k)	19,930
	BP plc - ADR
7,559	Expiration: April 2015, Exercise Price: $32.00	15,118
	CBS Corporation Class B
6,251	Expiration: June 2015, Exercise Price: $50.00	262,542
6,237	Expiration: June 2015, Exercise Price: $52.50	430,353
	Computer Sciences Corporation
1,291	Expiration: June 2015, Exercise Price: $50.00	51,640
4,762	Expiration: June 2015, Exercise Price: $60.00	880,970
	DISH Network Corporation Class A
10,819	Expiration: June 2015, Exercise Price: $60.00	865,520
1,166	Expiration: June 2015, Exercise Price: $62.50	139,920
	The Dow Chemical Company
6,462	Expiration: June 2015, Exercise Price: $40.00	174,474
8,872	Expiration: June 2015, Exercise Price: $41.00	292,776
3,913	Expiration: June 2015, Exercise Price: $42.00	168,259
	E.I. Du Pont de Nemours & Company
2,002	Expiration: April 2015, Exercise Price: $67.50	48,048
5,741	Expiration: April 2015, Exercise Price: $70.00	367,424
334	Expiration: July 2015, Exercise Price: $62.50	26,386
	eBay, Inc.
5,003	Expiration: April 2015, Exercise Price: $48.00	15,009
1,733	Expiration: April 2015, Exercise Price: $50.00	10,398
1,835	Expiration: May 2015, Exercise Price: $52.50	95,420
	Equinix, Inc.
432	Expiration: June 2015, Exercise Price: $190.00	64,800
	General Motors Company
793	Expiration: June 2015, Exercise Price: $31.00	13,877
9,647	Expiration: June 2015, Exercise Price: $32.00	221,881
5,151	Expiration: June 2015, Exercise Price: $33.00	190,587
	Hertz Global Holdings, Inc.
11,535	Expiration: June 2015, Exercise Price: $16.00	144,187
3,347	Expiration: June 2015, Exercise Price: $18.00	83,675
18,540	Expiration: June 2015, Exercise Price: $19.00	741,600
	Huntsman Corporation
5,474	Expiration: May 2015, Exercise Price: $18.00	54,740
6,432	Expiration: May 2015, Exercise Price: $19.00	144,720
26,062	Expiration: May 2015, Exercise Price: $20.00	847,015
	International Paper Company
16,889	Expiration: April 2015, Exercise Price: $48.00	160,446
	LIFE TIME FITNESS, Inc.
3,049	Expiration: May 2015, Exercise Price: $50.00	15,245
	The Manitowoc Company, Inc.
13,978	Expiration: June 2015, Exercise Price: $16.00	209,670
11,911	Expiration: June 2015, Exercise Price: $17.00	297,775
	McDonald's Corporation
1,962	Expiration: May 2015, Exercise Price: $80.00	7,848
383	Expiration: June 2015, Exercise Price: $87.50	26,427
	MGM Resorts International
8,013	Expiration: June 2015, Exercise Price: $18.00	320,520
	Noble Corporation plc
7,462	Expiration: June 2015, Exercise Price: $11.00	317,135
	NorthStar Realty Finance Corporation
6,643	Expiration: June 2015, Exercise Price: $15.00	99,645
4,867	Expiration: June 2015, Exercise Price: $16.00	97,340
10,012	Expiration: June 2015, Exercise Price: $17.00	400,480
	Occidental Petroleum Corporation
3,090	Expiration: May 2015, Exercise Price: $72.50	665,895
	Packaging Corporation of America
455	Expiration: July 2015, Exercise Price: $65.00	38,675
	Pfizer, Inc.
3,948	Expiration: June 2015, Exercise Price: $31.00	78,960
	The Procter & Gamble Company
1,160	Expiration: May 2015, Exercise Price: $77.50	73,660
	SPDR S&P 500 ETF Trust
3,247	Expiration: April 2015, Exercise Price: $198.00	189,949
8,349	Expiration: April 2015, Exercise Price: $211.00	4,241,292
4,635	Expiration: May 2015, Exercise Price: $205.00	1,677,870
9,277	Expiration: June 2015, Exercise Price: $180.00	1,233,841
9,277	Expiration: June 2015, Exercise Price: $200.00	4,132,904
	Staples, Inc.
12,627	Expiration: June 2015, Exercise Price: $12.00	63,135
	The Timken Company
2,495	Expiration: June 2015, Exercise Price: $35.00	62,375
	T-Mobile U.S., Inc.
21,150	Expiration: May 2015, Exercise Price: $25.00	497,025
	Vivendi SA
8,433	Expiration: June 2015, Exercise Price: EUR 18.00 (k)	45,336
	Vodafone Group plc - ADR
5,583	Expiration: April 2015, Exercise Price: $28.00	30,707
	W.R. Grace & Company
1,444	Expiration: April 2015, Exercise Price: $85.00	14,440
3,421	Expiration: June 2015, Exercise Price: $85.00	205,260

	Yahoo!, Inc.
2,207	Expiration: April 2015, Exercise Price: $36.00	4,414
2,176	Expiration: April 2015, Exercise Price: $37.00	4,352
2,509	Expiration: April 2015, Exercise Price: $38.00	6,273
4,555	Expiration: April 2015, Exercise Price: $42.00	95,655
1,756	Expiration: July 2015, Exercise Price: $37.00	86,044
1,794	Expiration: July 2015, Exercise Price: $42.00	296,010
	Zoetis, Inc.
2,739	Expiration: April 2015, Exercise Price: $39.00	34,237
927	Expiration: April 2015, Exercise Price: $41.00	11,588
468	Expiration: July 2015, Exercise Price: $40.00	35,100
	TOTAL PURCHASED PUT OPTIONS
	(Cost $45,353,239)	24,165,252
Principal Amount
ESCROW NOTES - 0.05%
$1,243,406	AMR Corporation (a)(d)(l)	2,735,493
	TOTAL ESCROW NOTES
	(Cost $679,555)	2,735,493

Shares
SHORT-TERM INVESTMENTS - 24.56%
311,000,000	BlackRock Liquidity Funds TempFund Portfolio, Institutional Share Class, 0.07% (c)(e)	311,000,000
311,000,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(e)	311,000,000
54,097,736	Fidelity Institutional Money Market Portfolio, Institutional Share Class, 0.10% (c)	54,097,736
311,000,000	Goldman Sachs Financial Square Funds - Money Market Fund, Institutional Share Class, 0.09% (c)	311,000,000
311,000,000	The Liquid Asset Portfolio, Institutional Share Class, 0.08% (c)	311,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,298,097,736)	1,298,097,736
	TOTAL INVESTMENTS
	(Cost $5,301,204,504) - 102.04%	$5,392,788,389

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITS -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2015.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2015, these securities represented 0.34% of total net assets.

(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.
(l)	Level 3 Security. Please see footnote (n) on the schedule of investments for more information.
(m)	The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$5,314,620,398
Gross unrealized appreciation	221,649,291
Gross unrealized depreciation	(143,481,300)
Net unrealized appreciation	$78,167,991

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(n)
Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Equity securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used. These are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service.  If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Valuation Group may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by each Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At March 31, 2015, securities fair valued in good faith based on the absolute value of long and short investments represented 0.31% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2015. These assets and liabilities are measured on a recurring basis.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2015. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2015.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,960,185,624	$-	$-	$3,960,185,624
Contingent Value Rights	-	-	1,183,186	1,183,186
Corporate Bonds	-	100,439,252	-	100,439,252
Municipal Bonds	-	5,981,846	-	5,981,846
Purchased Put Options	24,099,986	65,266	-	24,165,252
Escrow Notes	-	-	2,735,493	2,735,493
Short-Term Investments	1,298,097,736	-	-	1,298,097,736
Forward Currency Exchange Contracts**	-	17,999,714	-	17,999,714
Swap Contracts**	-	4,236,862	-	4,236,862

Liabilities
Common Stocks Sold Short	$714,373,698	$12,348,614	$-	$726,722,312
Written Option Contracts	137,861,968	18,636,732	-	156,498,700
Forward Currency Exchange Contracts**	-	3,365,647	-	3,365,647
Swap Contracts**	-	7,613,640	-	7,613,640

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.

**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 Securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1, 2 or 3 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2014	$2,822,876
Change in unrealized appreciation	1,095,803
Net purchases	-	***
Balance as of March 31, 2015	$3,918,679

***	Amount is less than $0.50.

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2015, are as follows:

	Fair Value at	Valuation	Unobservable
Description	March 31, 2015	Technique	Input	Range
Contingent Value Rights	$813,910	Broker Quote	No Active Market	0.05
Contingent Value Rights	$283,601	Broker Quote	No Active Market	3.55 - 3.75
Contingent Value Rights	$85,675	Broker Quote	No Active Market	0.45 - 0.60
Escrow Notes	$2,735,493	Broker Quote	No Active Market	2.15 - 2.25

(o)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2015.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2015 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$24,165,252	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	156,498,700
Swap Contracts	Schedule of Swap Contracts	4,236,862	Schedule of Swap Contracts	7,613,640
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	17,999,714	Schedule of Forward Currency Exchange Contracts	3,365,647
Total		$46,401,828		$167,477,987

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2015
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	American International Group, Inc.
925	Expiration: May 2015, Exercise Price: $52.50	$274,725
26,322	Expiration: May 2015, Exercise Price: $55.00	3,685,080
	Anadarko Petroleum Corporation
11,379	Expiration: May 2015, Exercise Price: $80.00	6,030,870
	AT&T, Inc.
320	Expiration: April 2015, Exercise Price: $33.00	6,080
	B/E Aerospace, Inc.
14,083	Expiration: April 2015, Exercise Price: $80.00	4,591,058
	Baker Hughes, Inc.
774	Expiration: April 2015, Exercise Price: $52.50	870,750
	Bayer AG
2,067	Expiration: April 2015, Exercise Price: EUR 125.00 (a)	3,393,807
882	Expiration: May 2015, Exercise Price: EUR 130.00 (a)	1,114,331
	BP plc - ADR
237	Expiration: April 2015, Exercise Price: $37.00	58,420
	Catamaran Corporation
3,804	Expiration: April 2015, Exercise Price: $60.00	57,060
	CBS Corporation Class B
7,813	Expiration: June 2015, Exercise Price: $57.50	3,945,565
7,818	Expiration: June 2015, Exercise Price: $60.00	2,814,480
	Computer Sciences Corporation
1,613	Expiration: June 2015, Exercise Price: $60.00	1,177,490
6,243	Expiration: June 2015, Exercise Price: $65.00	2,684,490
	DISH Network Corporation Class A
14,828	Expiration: June 2015, Exercise Price: $67.50	8,081,260
749	Expiration: June 2015, Exercise Price: $70.00	310,835
	The Dow Chemical Company
9,792	Expiration: June 2015, Exercise Price: $45.00	3,990,240
11,089	Expiration: June 2015, Exercise Price: $46.00	3,548,480
4,891	Expiration: June 2015, Exercise Price: $48.00	1,027,110
	E.I. Du Pont de Nemours & Company
2,859	Expiration: April 2015, Exercise Price: $72.50	195,841
7,105	Expiration: April 2015, Exercise Price: $75.00	92,365
1,003	Expiration: April 2015, Exercise Price: $77.50	5,015
372	Expiration: July 2015, Exercise Price: $70.00	138,384
	eBay, Inc.
1,986	Expiration: April 2015, Exercise Price: $52.50	1,067,475
5,944	Expiration: April 2015, Exercise Price: $55.00	1,777,256
1,835	Expiration: May 2015, Exercise Price: $57.50	420,215
	Equinix, Inc.
617	Expiration: June 2015, Exercise Price: $210.00	1,739,940

	General Motors Company
3,610	Expiration: June 2015, Exercise Price: $35.00	1,281,550
19,253	Expiration: June 2015, Exercise Price: $36.00	4,842,129
8,131	Expiration: June 2015, Exercise Price: $37.00	1,544,890
	Hertz Global Holdings, Inc.
10,254	Expiration: June 2015, Exercise Price: $19.00	3,281,280
3,719	Expiration: June 2015, Exercise Price: $21.00	661,982
29,320	Expiration: June 2015, Exercise Price: $22.00	3,518,400
	Huntsman Corporation
6,842	Expiration: May 2015, Exercise Price: $21.00	1,180,245
4,478	Expiration: May 2015, Exercise Price: $22.00	483,624
5,424	Expiration: May 2015, Exercise Price: $23.00	341,712
31,273	Expiration: May 2015, Exercise Price: $24.00	938,190
	International Game Technology plc
4,359	Expiration: April 2015, Exercise Price: $17.00	261,540
	International Paper Company
21,111	Expiration: April 2015, Exercise Price: $52.50	6,966,630
	Kraft Foods Group, Inc.
5,329	Expiration: May 2015, Exercise Price: $80.00	3,836,880
	Lamar Advertising Company Class A
460	Expiration: April 2015, Exercise Price: $57.50	93,150
	LIFE TIME FITNESS, Inc.
3,762	Expiration: May 2015, Exercise Price: $55.00	6,004,152
	Lorillard, Inc.
109	Expiration: June 2015, Exercise Price: $60.00	73,575
	The Manitowoc Company, Inc.
5,606	Expiration: June 2015, Exercise Price: $18.00	2,242,400
11,016	Expiration: June 2015, Exercise Price: $19.00	3,525,120
17,105	Expiration: June 2015, Exercise Price: $20.00	4,190,725
	McDonald's Corporation
2,453	Expiration: May 2015, Exercise Price: $92.50	1,484,065
547	Expiration: June 2015, Exercise Price: $95.00	258,457
	MGM Resorts International
10,015	Expiration: June 2015, Exercise Price: $20.00	1,997,993
	Noble Corporation plc
7,462	Expiration: June 2015, Exercise Price: $14.00	1,026,025
	NorthStar Realty Finance Corporation
8,858	Expiration: June 2015, Exercise Price: $17.00	1,107,250
8,615	Expiration: June 2015, Exercise Price: $18.00	538,438
11,124	Expiration: June 2015, Exercise Price: $19.00	222,480
	Occidental Petroleum Corporation
5,150	Expiration: May 2015, Exercise Price: $77.50	388,825
	Orbitz Worldwide, Inc.
3,514	Expiration: August 2015, Exercise Price: $12.00	35,140
	Packaging Corporation of America
680	Expiration: July 2015, Exercise Price: $75.00	418,200
	Pfizer, Inc.
11,245	Expiration: May 2015, Exercise Price: $34.00	1,383,135
12,966	Expiration: June 2015, Exercise Price: $34.00	1,867,104
	The Procter & Gamble Company
1,289	Expiration: May 2015, Exercise Price: $82.50	168,859

	Rock-Tenn Company Class A
1,112	Expiration: April 2015, Exercise Price: $62.50	280,780
	Salix Pharmaceuticals Ltd.
293	Expiration: April 2015, Exercise Price: $170.00	87,900
	Sirius XM Holdings, Inc.
2,339	Expiration: April 2015, Exercise Price: $4.00	5,848
66,925	Expiration: May 2015, Exercise Price: $4.00	401,550
64,990	Expiration: June 2015, Exercise Price: $3.50	2,599,600
	Staples, Inc.
14,030	Expiration: June 2015, Exercise Price: $15.00	2,490,325
	The Timken Company
2,495	Expiration: June 2015, Exercise Price: $40.00	767,213
	T-Mobile U.S., Inc.
10,843	Expiration: May 2015, Exercise Price: $28.00	4,743,813
8,842	Expiration: May 2015, Exercise Price: $29.00	3,183,120
2,336	Expiration: May 2015, Exercise Price: $30.00	610,864
934	Expiration: May 2015, Exercise Price: $31.00	181,663
	Vivendi SA
3,457	Expiration: April 2015, Exercise Price: EUR 20.50 (a)	981,321
6,449	Expiration: April 2015, Exercise Price: EUR 21.00 (a)	1,483,934
3,456	Expiration: May 2015, Exercise Price: EUR 20.00 (a)	1,163,124
16,866	Expiration: May 2015, Exercise Price: EUR 19.50 (a)	6,583,036
16,866	Expiration: June 2015, Exercise Price: EUR 21.00 (a)	3,917,179
	Vodafone Group plc - ADR
6,978	Expiration: April 2015, Exercise Price: $33.00	341,922
1,056	Expiration: April 2015, Exercise Price: $34.00	19,008
479	Expiration: April 2015, Exercise Price: $36.00	1,916
939	Expiration: July 2015, Exercise Price: $34.00	70,425
	W.R. Grace & Company
507	Expiration: April 2015, Exercise Price: $92.50	322,959
1,098	Expiration: April 2015, Exercise Price: $95.00	461,160
4,277	Expiration: June 2015, Exercise Price: $95.00	2,630,355
	Yahoo!, Inc.
2,452	Expiration: April 2015, Exercise Price: $40.00	1,115,660
4,925	Expiration: April 2015, Exercise Price: $41.00	1,773,000
5,421	Expiration: April 2015, Exercise Price: $46.00	216,840
2,509	Expiration: July 2015, Exercise Price: $41.00	1,248,227
2,243	Expiration: July 2015, Exercise Price: $46.00	474,394
	Zoetis, Inc.
3,043	Expiration: April 2015, Exercise Price: $43.00	1,080,265
1,159	Expiration: April 2015, Exercise Price: $45.00	211,518
584	Expiration: July 2015, Exercise Price: $45.00	230,680
		148,942,366

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
12,524	Expiration: April 2015, Exercise Price: $204.00	2,141,604
4,635	Expiration: May 2015, Exercise Price: $199.00	952,493
18,554	Expiration: June 2015, Exercise Price: $190.00	4,462,237
		7,556,334
	TOTAL OPTIONS WRITTEN
	(Premiums received $159,135,532)	$156,498,700

ADR	-	American Depository Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
plc	-	Public Limited Company
(a)		Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2015
(Unaudited)

Shares		Value
COMMON STOCKS
682,619	Alcoa, Inc.	$8,819,437
65,211	American Airlines Group, Inc.	3,441,837
4,874,754	Applied Materials, Inc.	109,974,450
4,073,420	AT&T, Inc.	132,997,163
633,819	CK Hutchison Holdings Ltd. (a)	12,982,717
2,388,353	Comcast Corporation Class A	134,870,294
1,206,801	Comcast Corporation Special Class A	67,659,298
476,643	Dollar Tree, Inc.	38,677,196
490,856	Halliburton Company	21,538,761
302,595	Harris Corporation	23,832,382
529,841	Liberty Global plc Class A (a)	27,270,916
819,630	M&T Bank Corporation	104,093,010
236,412	PacWest Bancorp	11,085,359
265,595	Rock-Tenn Company Class A	17,130,878
333,206	XL Group plc (a)(b)(c)	12,348,614
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $670,919,173)	$726,722,312

plc -	Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2015
(Unaudited)

			U.S.			U.S.	Unrealized
			$ Value at			$ Value at	Appreciation
Settlement Date	Currency to be Delivered		March 31, 2015	Currency to be Received		March 31, 2015	(Depreciation)**
5/22/2015	2,627,932	AUD	$1,995,532	2,117,693	USD	$2,117,693	$122,161
7/22/2015	23,196,065	AUD	17,558,359	17,656,136	USD	17,656,136	97,777
8/26/2015	3,427,097	AUD	2,589,685	2,678,105	USD	2,678,105	88,420
4/15/2015	28,403,010	EUR	30,546,490	33,520,948	USD	33,520,948	2,974,458
4/15/2015	31,904,252	USD	31,904,252	28,403,040	EUR	30,546,523	(1,357,729)
4/28/2015	56,608,500	EUR	60,891,844	63,881,983	USD	63,881,983	2,990,139
4/28/2015	21,110,017	USD	21,110,017	19,305,000	EUR	20,765,734	(344,283)
4/29/2015	129,335,302	EUR	139,123,584	148,372,492	USD	148,372,492	9,248,908
4/29/2015	36,617,276	USD	36,617,276	33,486,000	EUR	36,020,269	(597,007)
8/17/2015	76,252,982	EUR	82,163,962	81,097,334	USD	81,097,334	(1,066,628)
8/25/2015	4,421,952	EUR	4,765,388	4,851,987	USD	4,851,987	86,599
6/15/2015	28,305,459	GBP	41,966,364	43,899,231	USD	43,899,231	1,932,867
7/22/2015	9,944,909	GBP	14,741,321	15,199,706	USD	15,199,706	458,385
			$485,974,074			$500,608,141	$14,634,067

AUD - Australian Dollar
EUR - Euro
GBP - British Pound
USD - U.S. Dollar
* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2015.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2015
(Unaudited)

				Unrealized
				Appreciation
Termination Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
10/2/2015	Bayer AG	294,900	$44,190,924	$2,904,802	JPM
2/25/2016	Catlin Group Ltd.	2,563,121	26,976,028	(117)	JPM
10/1/2015	CBS Corporation Class B	487,662	29,566,947	3,656,992	BAML
10/16/2015	CSR plc	3,145,051	40,751,810	(769,420)	JPM
10/6/2015	DIRECTV	1,301,956	110,796,456	(3,173,929)	JPM
10/2/2015	Dresser-Rand Group, Inc.	651,475	52,346,016	(873,839)	JPM
12/16/2015	E.ON SE	276,372	4,124,988	(531,470)	JPM
9/29/2015	Hillgrove Resources Ltd.	1,642,462	462,862	(543,198)	JPM
10/16/2015	Jazztel plc	5,865,614	80,003,984	(7,035,692)	JPM
6/12/2015	SAI Global Ltd.	760,521	2,398,098	(1,214,596)	JPM
2/18/2016	Toll Holdings Ltd.	1,352,953	9,130,011	(161,675)	BAML
3/11/2016	Toll Holdings Ltd.	1,203,415	8,120,897	31,283	JPM
10/2/2015	TRW Automotive Holdings Corporation	558,837	58,594,059	1,958,757	JPM
5/9/2015	Vivendi SA	4,709,412	117,099,812	1,447,928	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
1/16/2016	AT&T, Inc.	(183,680)	(5,997,152)	140,514	JPM
7/17/2015	GTECH Holdings S.p.A.	(155,713)	(3,089,078)	741,545	BAML
12/11/2015	GTECH Holdings S.p.A.	(26,423)	(524,187)	45,727	JPM
3/12/2016	Holcim Ltd.	(688)	(51,434)	(390)	JPM
				$(3,376,778)

BAML	-	Bank of America Merrill Lynch & Co. Inc.
JPM	-	JPMorgan Chase & Co. Inc.
plc	-	Public Limited Company
	*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect,the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund

               By (Signature and Title) /s/ Michael T. Shannon
                                                                Michael T. Shannon, Co-President

Date  May 15, 2015

By (Signature and Title) /s/ Roy Behren
                                                 Roy Behren, Co-President and Treasurer

Date  May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date May 15, 2015

By (Signature and Title)* /s/ Roy Behren
                                                   Roy Behren, Co-President and Treasurer

Date May 27, 2015

* Print the name and title of each signing officer under his or her signature.